Stock-based compensation - Schedule of Nonvested Restricted Stock Awards Activity (Details) - Restricted Stock Award - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Outstanding shares
Restricted stock awards, beginning balance (in shares)	40,754	34,865
Granted (in shares)	0	1,617,264
Canceled (in shares)	0	(105,921)
Vested (in shares)	(23,288)	(1,505,454)
Restricted stock awards, ending balance (in shares)	17,466	40,754
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 0.67	$ 0.58
Granted (in dollars per share)	0	0.46
Canceled (in dollars per share)	0	0.35
Vested (in dollars per share)	0.67	0.52
Ending balance (in dollars per share)	$ 0.67	$ 0.67